Income Taxes (Details) - Schedule of Reconciliation of Effective Income Tax Rate - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax					$ (6,184)	$ (1,918)	$ (1,454)
State income taxes, net of federal tax benefits					(1,207)	(353)	(336)
Stock compensation					64	42	22
Non-deductible interest expense					78	689	257
Mark to market adjustments					397	0	0
Nondeductible Expenses					279	2	4
PPP Loan					0	(368)	0
Foreign earnings taxed at different rates					157	0	0
Other					(8)	0	0
Valuation allowance					6,451	1,910	1,510
Tax Provision	$ (1)		$ (1)	$ 4	$ 27	$ 3	$ 3